Other Liabilities - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Feb. 05, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Yatela liability	$ 0.0		$ 18.5
Yatela
Disclosure of detailed information about financial instruments [line items]
Cash payment by SADEX		$ 36.4
Yatela liability		$ 18.2